Accounts receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Trade receivables

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Receivables from collaboration agreements	6,099	5,857
Total	6,099	5,857